Stock-based compensation - Restricted Stock (Detail) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Nonvested beginning balance	241,096	444,199
Shares, Granted		0
Shares, Vested	(39,455)	(203,103)
Shares, Forfeited	(5,222)
Shares, Nonvested ending balance	196,419	241,096
Nonvested Weighted Average Grant Date Fair Value balance at beginning of period	$ 1.91	$ 1.69
Weighted Average Grant Date Fair Value, Granted		0
Weighted Average Grant Date Fair Value, Vested	1.79	1.54
Weighted Average Grant Date Fair Value, Forfeited	2.20
Nonvested Weighted Average Grant Date Fair Value balance at end of period	$ 1.93	$ 1.91